Leases - Income statement and cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 3,746	$ 7,918
Interest expense on lease liabilities	5,935	5,199	$ 1,587
Principal	10,266	9,648
Interest	5,935	5,319
Leases
Disclosure of quantitative information about right-of-use assets [line items]
Currency translation losses on lease liabilities	(3,794)
Currency translation gains on right-of-use assets		(1,721)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Currency translation gains on right-of-use assets	$ (1,055)	$ (69)